Balance Sheet Components - Property and Equipment, Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net
Property and equipment, gross	$ 456,813		$ 456,813		$ 154,009	$ 144,576
Less accumulated depreciation	(126,626)		(126,626)		(42,241)	(16,601)
Property and equipment, net	330,187		330,187		111,768	127,975
Depreciation	42,000	$ 10,000	94,000	$ 39,000	50,000	16,000
Computer equipment
Property and Equipment, Net
Property and equipment, gross	134,835		$ 134,835		$ 125,139	123,787
Computer equipment | Maximum
Property and Equipment, Net
Useful Lives			4 years		4 years
Computer equipment | Minimum
Property and Equipment, Net
Useful Lives			3 years		3 years
Furniture and fixtures
Property and Equipment, Net
Property and equipment, gross	$ 24,828		$ 24,828		$ 28,870	$ 20,789
Useful Lives			10 years		10 years